Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net Current [Abstract]
Accounts receivable, net
9	Accounts receivable, net

	As of December 31,
	2019	2020
Accounts receivable, gross (Note)	147,440	154,891
Less: allowance for credit losses (Note 2(j))	(3,469)	(11,749)
Accounts receivable, net	143,971	143,142

Note:

As of December 31, 2020, the balance includes bills receivable of US$852 (2019: US$Nil) which represent short-term notes receivables issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity , which generally range from five to six months from the date of issuance.